Income Taxes	12 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income Taxes

Note 15. Income Taxes

	2023	2022	2021

	US$	US$	US$
(a) Income tax benefit
The major components of income tax benefit are:
Statement of Profit or Loss and Other Comprehensive Income
Current tax
Current income tax credit	5,926,350	6,299,286	4,938,846
	5,926,350	6,299,286	4,938,846

Deferred tax
In respect of the current year	—	—	—
Total income tax benefit recognized in the Statement of Comprehensive Income	5,926,350	6,299,286	4,938,846

(b) Current tax receivable
	US$	US$	US$
Research and Development Tax Incentive Credit receivable	5,926,350	6,299,286	4,972,898

(c) Numerical reconciliation between aggregate income tax benefit recognized in the Statement of Profit of Loss and Other Comprehensive Income and benefit calculated per the statutory income tax rate

A reconciliation between income tax benefit and the product of accounting loss before income tax multiplied by the Group’s applicable income tax rate is as follows:

	2023	2022	2021

	US$	US$	US$
Accounting loss before tax	(148,447,435)	(99,116,657)	(50,283,342)
At the Company's statutory income tax rate of 30%	44,534,230	29,734,997	15,085,003
R&D tax incentive on eligible expenses	5,926,350	6,299,286	4,938,846
Non-deductible R&D expenditure	(4,087,138)	(4,344,335)	(3,420,951)
Other non-deductible expenses - share-based payment expense	(1,750,406)	(1,575,472)	(1,169,291)
Amount of temporary differences and carried forward tax losses not recognized	(38,696,687)	(23,815,190)	(10,494,761)
	5,926,350	6,299,286	4,938,846

(d) Recognized deferred tax assets and liabilities in statement of financial position	June 30, 2023	June 30,2022	June 30,2021
Deferred income tax at June 30 relates to the following:
Deferred tax liabilities:
Interest and royalty income receivable (future assessable income)	(44,785)	(17,085)	(2,344,514)
	(44,785)	(17,085)	(2,344,514)

Deferred tax assets related to temporary differences:
Recognition of tax losses	—	—	1,508,764
Accrued expenses and other liabilities	200,536	198,607	205,458
Employee provisions	161,006	161,159	152,675
Other miscellaneous items	270,721	306,531	477,617
	632,263	666,297	2,344,514
Net deferred tax assets	587,478	649,212	—
Less: temporary differences not recognized	(587,478)	(649,212)	—
Net deferred tax recognized in the statement of financial position	—	—	—

(e) Unrecognized temporary differences

Temporary differences with respect to deferred tax assets associated with intellectual property and other miscellaneous items which have a low probability of realization are unrecognized. These amounted to US$587,478 at year end (2022: $649,212, 2021: nil).

(f) Carry forward unrecognized tax losses

The Group had income tax losses of US$67,878,759 and capital losses of US$412,122 at year end (2022: income tax losses of US$37,717,792 and capital losses of US$412,122) for which no deferred tax asset is recognized on the consolidated statement of financial position as they are currently not considered probable of realization. These tax losses are available indefinitely for offset against future assessable income subject to continuing to meet relevant statutory tests.

(g) Franking credit balance

Franking credits are a type of tax credit in Australia that is available to the Group’s shareholder to reduce double taxation on any dividends paid by the Group. The franking account balance at the end of the financial year at 30% (2022: 30%) is A$227,371 (2022: A$227,371), which represents the amount of franking credits available for the subsequent financial year. Franking credits are not recognized in the consolidated statement of financial position.